Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.
Wells Fargo Bank, National Association
(together, the “Company”)
Wells Fargo Securities, LLC
Goldman Sachs Mortgage Company
Goldman Sachs Bank USA
Goldman Sachs & Co. LLC
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC

(collectively, the “Specified Parties”):

Re: TCO Commercial Mortgage Trust 2024-DPM – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “TCO 2024-DPM Securitization Tape.xlsx” provided by the Company on November 27, 2024 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related mortgaged property (the “Mortgaged Property”) as of December 9, 2024 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by TCO Commercial Mortgage Trust 2024-DPM, Commercial Mortgage Pass-Through Certificates, Series 2024-DPM (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
November 27, 2024

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Mortgage Loan Originators	Draft Loan Agreement
Mortgage Loan Sellers	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
County	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
General Property Type	Appraisal
Specific Property Type	Appraisal
No. of Units	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy % Source Date	Underwritten Rent Roll
Loan Purpose (Acquisition, Refinance)	Draft Loan Agreement
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Draft Loan Agreement
Non-Recourse Carveout Guarantor	Draft Loan Agreement, Draft Guaranty
Property Manager	Draft Loan Agreement, Property Management Agreement
Note Date	Draft Loan Agreement
First Payment Date	Draft Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Mezzanine Debt Cut-Off Date Principal Balance ($)	Draft Loan Agreement
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance ($)	Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Original Principal Balance ($)	Draft Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Fully Extended Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Rate Type	Draft Loan Agreement
Mortgage Rate Index	Draft Loan Agreement
Assumed Mortgage Loan Spread	Provided by the Company
Assumed SOFR	Provided by the Company
Assumed SOFR Cap	Draft Loan Agreement
Rate Cap Provider	Provided by the Company
Rate Cap Strike Price Description	Provided by the Company
Index Floor %	Draft Loan Agreement
Certificate Administrator Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
CREFC® License Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Prepayment Restriction Code(1)	Draft Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Partial Release and/or Prepayment Description	Draft Loan Agreement
Amortization Term (Initial)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
IO Period (Initial)	Draft Loan Agreement
IO Period (Fully Extended)	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
Appraisal Firm	Appraisal
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value ($)	Appraisal
Underwritten Effective Gross Income ($)	Underwritten Cash Flows
Underwritten Expenses ($)	Underwritten Cash Flows
Underwritten Net Operating Income ($)	Underwritten Cash Flows
Underwritten Net Cash Flow ($)	Underwritten Cash Flows
TTM September 2024 Effective Gross Income ($)	Underwritten Cash Flows
TTM September 2024 Expenses ($)	Underwritten Cash Flows
TTM September 2024 Net Operating Income ($)	Underwritten Cash Flows
TTM September 2024 Net Cash Flow ($)	Underwritten Cash Flows
2023 Effective Gross Income ($)	Underwritten Cash Flows
2023 Expenses ($)	Underwritten Cash Flows
2023 Net Operating Income ($)	Underwritten Cash Flows
2023 Net Cash Flow ($)	Underwritten Cash Flows
2022 Effective Gross Income ($)	Underwritten Cash Flows
2022 Expenses ($)	Underwritten Cash Flows
2022 Net Operating Income ($)	Underwritten Cash Flows
2022 Net Cash Flow ($)	Underwritten Cash Flows
Lien Position	Provided by the Company
Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Type of Lockbox	Draft Loan Agreement
Cash Management Trigger Event Description	Draft Loan Agreement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Deferred Maintenance Reserve (Initial)	Draft Loan Agreement
Deferred Maintenance Reserve (Monthly)	Draft Loan Agreement
Springing Deferred Maintenance Reserve Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Springing Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Springing Insurance Escrow Description	Draft Loan Agreement
CapEx Reserve (Initial)	Draft Loan Agreement
CapEx Reserve (Monthly)	Draft Loan Agreement
Springing CapEx Reserve Description	Draft Loan Agreement
TI/LC Reserve (Initial)	Draft Loan Agreement
TI/LC Reserve (Monthly)	Draft Loan Agreement
Springing TI/LC Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial) ($)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow II Reserve Description	Draft Loan Agreement
Other Escrow II (Initial) ($)	Draft Loan Agreement
Other Escrow II (Monthly)	Draft Loan Agreement
Springing Other Escrow II Reserve Description	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Environmental Phase I Report Firm	Phase I Environmental Report
Environmental Phase I Report Date	Phase I Environmental Report
Phase II Performed	Phase II Environmental Report
A-4

ATTACHMENT A

Attribute	Source Document(s)
Engineering Report Date	Engineering Report
Engineering Report Firm	Engineering Report
Seismic Report Firm	Seismic Report
Seismic Report Date	Seismic Report
Largest Tenant Name	Underwritten Rent Roll, Leases
Largest Tenant SqFt	Underwritten Rent Roll, Leases
Largest Tenant Exp. Date	Underwritten Rent Roll, Leases
2nd Largest Tenant Name	Provided by the Company
2nd Largest Tenant SqFt	Underwritten Rent Roll, Leases
2nd Largest Tenant Exp. Date	Underwritten Rent Roll, Leases
3rd Largest Tenant Name	Underwritten Rent Roll, Leases
3rd Largest Tenant SqFt	Underwritten Rent Roll, Leases
3rd Largest Tenant Exp. Date	Underwritten Rent Roll, Leases
A-5

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-Off Date Total Debt Amount ($)	Original Principal Balance ($) plus Mezzanine Debt Cut-Off Date Principal Balance ($)
Monthly Debt Service ($)	Product of Original Principal Balance ($), Interest Accrual Basis and Mortgage Loan Interest Rate divided by 12
Mortgage Loan Interest Rate	Assumed Mortgage Loan Spread plus Assumed SOFR
Mortgage Loan Interest Rate at Cap	Assumed Mortgage Loan Spread plus Assumed SOFR Cap
Amortization Term (Remaining)	Amortization Term (Initial) minus Seasoning, or if Amortization Term (Initial) is “NAP,” show “NAP”
Loan Term (Initial)	Number of monthly payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Remaining Loan Term (Initial)	Loan Term (Initial) minus Seasoning
Loan Term (Fully Extended)	Number of monthly payments between and including the First Payment Date and Fully Extended Maturity Date or Anticipated Repayment Date
Remaining Loan Term (Fully Extended)	Loan Term (Fully Extended) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
As-IS LTV Ratio	Original Principal Balance ($) divided by As-Is Appraised Value ($)
UW NCF DSCR	Underwritten Net Cash Flow ($) divided by Monthly Debt Service ($) times 12
UW NCF DSCR at Cap	Underwritten Net Cash Flow ($) divided by the product of Original Principal Balance ($), Interest Accrual Basis and Mortgage Loan Interest Rate at Cap
Underwritten NOI Debt Yield	Underwritten Net Operating Income ($) divided by Original Principal Balance ($)
Underwritten NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Original Principal Balance ($)

B-1